CONSOLIDATED STATEMENTS OF FINANCIAL POSITION € in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Current Assets
Cash	$ 19,052	$ 78,252
Securities	23,487	12,958
Trade receivables	861	1,907
Tax receivables	699	640
Other receivables	40,714	67,783
Inventories	1	1,199
Restricted cash	194	397
Deposits, prepaid and other	1,811	1,409
Assets held for sale	88,500
Total current assets	175,319	164,545
Non-current Assets
Securities		2,966
Equity method investments	2,901
Real estate for sale	0	12,457
Investment property	47,661	31,540
Property, plant and equipment	1,498	25,753
Interests in resource properties	192,142	196,634
Deferred income tax assets	11,138	9,509
Other non-current assets	7,436	9,063
Total non-current assets	262,776	287,922
Total assets	438,095	452,467
Current Liabilities
Account payables and accrued expenses	14,788	16,044
Income tax liabilities	48	4,529
Dividend payable	5,545
Liabilities relating to assets held for sale	18,107
Total current liabilities	38,488	20,573
Non-current Liabilities
Bonds payable	36,545	36,107
Loan payable		7,610
Deferred income tax liabilities	51,514	58,370
Other non-current liabilities	1,223	137
Total non-current liabilities	89,282	102,224
Total liabilities	127,770	122,797
Equity
Capital stock, fully paid (Common shares 300,000,000 and preference shares 150,000,000 authorized; common shares 14,822,251 issued and outstanding)	19	19
Additional paid-in capital	313,070	313,070
Treasury stock	(2,643)	(2,643)
Contributed surplus	17,833	18,558
Deficit	(58,808)	(33,400)
Accumulated other comprehensive income	32,806	26,855
Shareholders' equity	302,277	322,459
Non-controlling interests	8,048	7,211
Total equity	310,325	329,670
Total liabilities and equity	$ 438,095	$ 452,467